Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Property, plant and equipment	$ (26,700)	$ (22,885)
Inventory write-down	111,606	78,705
Allowance for credit loss	3,761	3,761
Impairment provision for marketable debt securities		32,445
Tax loss carryforwards	8,229	33,023
Total deferred tax assets	96,896	125,049
Less: Valuation allowance		33,023
Net deferred tax assets	$ 96,896	$ 92,026